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02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-13 | Balanced Portfolio
Fund Summary Fund/Class:<br/>VIP Balanced Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks income and capital growth consistent with reasonable risk.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Balanced Portfolio}	02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-13 Balanced Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-13 - Balanced Portfolio	VIP Balanced Portfolio-Initial VIP	VIP Balanced Portfolio-Service VIP	VIP Balanced Portfolio-Service 2 VIP
Management fee	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.10%	0.10%	0.10%
Total annual operating expenses	0.49%	0.59%	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-13 - Balanced Portfolio - USD ($)	VIP Balanced Portfolio-Initial VIP	VIP Balanced Portfolio-Service VIP	VIP Balanced Portfolio-Service 2 VIP
1 year	$ 50	$ 60	$ 76
3 years	157	189	237
5 years	274	329	411
10 years	$ 616	$ 738	$ 918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities.
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	11.84%	March 31, 2012
Lowest Quarter Return	-14.29%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-13 - Balanced Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Balanced Portfolio-Initial VIP | Return Before Taxes	24.51%	8.42%	9.98%
VIP Balanced Portfolio-Service VIP | Return Before Taxes	24.30%	8.30%	9.85%
VIP Balanced Portfolio-Service 2 VIP | Return Before Taxes	24.11%	8.14%	9.70%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Fidelity Balanced 60/40 Composite Index℠(reflects no deduction for fees, expenses, or taxes)	22.18%	8.37%	9.77%